Securities (Narrative) (Details) - US Government and Agency Obligations and Government-sponsored Enterprises [Member] - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Schedule of Available-for-sale Securities [Line Items]
Pledged Assets Not Separately Reported Securities Pledged for Public Deposits, Amortized Cost	$ 35.1	$ 10.0
Pledged Assets Not Separately Reported Securities Pledged for Public Deposits, Fair Value	$ 35.1	$ 10.0